Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Schedule of the results of the discontinued operations

	Year ended December 31,
	2010	2011
	RMB	RMB
Net revenues	251,092	65,854
Profit before tax	37,283	2,062
Gain on the disposal of Datong	—	177,949
Income tax	(7,618)	(52,458)
Net income from discontinued operations	29,665	127,553

Schedule of the assets and liabilities of the discontinued operation as of the disposal date

RMB
ASSET:
Current assets:
Cash and cash equivalents	23,607
Other current assets	107,826
Goodwill and intangible assets, net	201,704
Other non-current assets	21,571
Assets of discontinued operation	354,708

Current liabilities	88,258
Non-current liabilities	3,829
Liabilities of discontinued operation	92,087
Noncontrolling interest	16,127